Goodwill and Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions		9 Months Ended	12 Months Ended
	Mar. 19, 2024 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jul. 01, 2023 INR (₨)
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization			₨ 20,681.6	$ 220.4	₨ 25,237.2	₨ 21,201.0
Goodwill written off related to sale of business unit			0.0	$ 0.0	0.0
GoodwillI impairment Loss			0.0
Goodwill		₨ 1,629,510.3	1,629,510.3		1,629,510.3	1,629,510.3	$ 17,366.6	$ 17,366.6
Erstwhile Centurion Bank Of Punjab [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill			74,937.9
Erstwhile Housing Development Finance Corporation Limited [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill			1,554,572.4
eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill		1,628,148.5				1,628,148.5			₨ 1,628,148.5
HDFC Credila Financial Services Limited [Member] | eHDFC [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill written off related to sale of business unit	₨ 73,576.1	₨ 73,576.1
Depreciation And Amortization [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization			₨ 20,681.6		₨ 25,237.2	₨ 21,201.0